Actual Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Earnings (loss) before income taxes	$ (1,043,215)	$ (604,813)	$ 362,677
Computed income tax expense (benefit)	(260,804)	(151,203)	90,669
Effect of tax rate differential for entities in non-PRC jurisdictions	517	30,156	7,736
Change in tax rate	(3,355)	1,687	(743)
Non-deductible expenses
Share-based compensation	2,278	2,482	2,762
Others	1,888	47	77
50% additional deduction of R&D expense	(1,048)	(5,297)	(660)
Change in valuation allowance	261,879	174,269	4,621
Tax effect on transfer of equity interests within the Group	0	(44,332)	5,103
Taxable investment income	4,510	0	0
Withholding tax on undistributed earnings of PRC subsidiaries	0	(3,788)	3,788
Tax holiday	0	0	(44,561)
Others	2,979	120	(2,582)
Actual income tax expense	$ 8,844	$ 4,141	$ 66,210
Computed income tax expense (benefit)	25.00%	25.00%	25.00%
Effect of tax rate differential for entities in non-PRC jurisdictions	0.00%	(5.00%)	2.00%
Change in tax rate	0.00%	0.00%	0.00%
Non-deductible expenses
Share-based compensation	0.00%	(1.00%)	1.00%
Others	0.00%	0.00%	0.00%
50% additional deduction of R&D expense	0.00%	1.00%	0.00%
Change in valuation allowance	(25.00%)	(29.00%)	1.00%
Tax effect on transfer of equity interests within the Group	0.00%	7.00%	1.00%
Taxable investment income	0.00%	0.00%	0.00%
Withholding tax on undistributed earnings of PRC subsidiaries	0.00%	1.00%	1.00%
Tax holiday	0.00%	0.00%	(12.00%)
Others	0.00%	0.00%	(1.00%)
Actual income tax expense	(1.00%)	(1.00%)	18.00%